Research and Development Expenses and Advertising Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 60,788	¥ 54,843	¥ 49,005
Advertising costs	¥ 2,452	¥ 2,357	¥ 2,627